Investments in Real Estate (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Investments in Real Estate

The table below summarizes our investments in real estate as of September 30, 2013 and December 31, 2012:

	As of September 30, 2013	As of December 31, 2012
Land	$32,624	$30,168
Building	131,215	121,390
Furniture, fixtures and equipment	2,826	2,007

Total investment in real estate	166,665	153,565
Accumulated depreciation	(14,805)	(12,283)

Investments in real estate, net	$151,860	$141,282

The table below summarizes our investments in real estate:

	2012	2011
Land	$30,168	27,089
Building	121,390	109,072
Furniture, fixtures and equipment	2,007	1,267

Total investment in real estate	153,565	137,428
Accumulated depreciation	(12,283)	(9,304)

Investments in real estate, net	$141,282	128,124

Summary of Aggregate Carrying Value of Assets and Liabilities

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012 and the three-month period ended September 30, 2013, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount of Assets Acquired During the Year Ended December 31, 2012	Carrying Amount of Assets Acquired During the three- months Ended September 30, 2013
Assets acquired:
Investments in real estate	$15,397	$12,281
Intangible asset	353	969
Liabilities assumed:
Mortgage indebtedness	(10,238)	—

Carrying amount of net assets acquired	$5,512	$13,250

The following table summarizes the aggregate carrying value of the assets and liabilities associated with the properties acquired during the year ended December 31, 2012, on the respective date of each acquisition, for the real estate accounted for under FASB ASC Topic 805.

Description	Carrying Amount
Assets acquired:
Investments in real estate	$15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)

Carrying amount of net assets acquired	$5,512

Pro Forma of Financial Information Purport to Represent Results of Operations for Future Periods

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2012. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Nine-Month Period Ended September 30, 2013	For the Nine-Month Period Ended September 30, 2012
Total revenue, as reported	$14,175	$12,117
Pro forma revenue	16,017	15,290
Net income (loss) allocable to common shares, as reported	307	(68)
Pro forma net income (loss) allocable to common shares	836	(1)

Our consolidated unaudited pro forma information, after including the acquisition of real estate properties, is presented below as if the acquisitions occurred on January 1, 2011. These pro forma results are not necessarily indicative of the results which actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods:

Description	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Total revenue, as reported	$16,629	$8,668
Pro forma revenue	18,308	17,675
Net income (loss) allocable to common shares, as reported	(123)	(112)
Pro forma net income (loss) allocable to common shares	(66)	(55)